AMERICAN INDEPENDENCE FUNDS TRUST
230 Park Avenue, Suite 534
New York, NY  10169
(212) 488-1331

December 28, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Dear Sir/Madam:

The interactive data file included as an exhibit to this filing mirrors the risk/return summary information in a supplement, dated December 20, 2012, to the Prospectus, dated February 29, 2012 as amended through October 31, 2012, for the American Independence Dynamic Conservative Plus fund, formerly the American Independence Absolute Return Bull Bear Bond Fund, a series of the Trust. Such supplement (accession number: 0001324443-12-000136) is incorporated by reference into this Rule 497 Document.

The purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information for the Dynamic Conservative Plus Fund using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ Theresa Donovan

Theresa Donovan
Secretary